ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB

Accounts receivable	27,219	37,008
Less: Allowance for doubtful accounts	(6,247)	(11,406)
Accounts receivable, net	20,972	25,602

Allowance for doubtful accounts:

	As of December 31,
	2020	2021
	RMB	RMB

Balance at beginning of year	(2,993)	(6,247)
Addition	(7,857)	(6,930)
Written off	4,603	1,771
Balance at end of year	(6,247)	(11,406)